UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 96.7%
Biotechnology - 6.5%
8,485	Achillion Pharmaceuticals, Inc. (a)	$40,049
7,695	Alkermes PLC (a)	117,426
6,105	Amarin Corp PLC, ADR (a)	56,166
11,075	Ariad Pharmaceuticals, Inc. (a)	97,349
4,570	Cubist Pharmaceuticals, Inc. (a)	161,412
2,145	Pharmasset, Inc. (a)	176,684
		649,086
Business Services - 12.2%
1,770	American Public Education, Inc. (a)	60,180
4,200	Ariba, Inc. (a)	116,382
1,280	Bottomline Technologies, Inc. (a)	25,779
7,950	Dycom Industries, Inc. (a)	121,635
5,430	Huron Consulting Group, Inc. (a)	169,036
1,545	Liquidity Services, Inc. (a)	49,548
4,405	Mistras Group, Inc. (a)	77,352
3,655	NetSuite, Inc. (a)	98,721
2,200	Responsys, Inc. (a)	23,716
4,935	ServiceSource International, Inc. (a)	65,191
2,005	Sourcefire, Inc. (a)	53,654
2,435	SuccessFactors, Inc. (a)	55,981
6,450	Tangoe, Inc. (a)	72,949
2,905	The Advisory Board Co. (a)	187,460
1,180	Ultimate Software Group, Inc. (a)	55,130
		1,232,714
Chemicals - 1.1%
4,960	Hexcel Corp. (a)	109,914

Communications Equipment - 1.4%
5,325	Aruba Networks, Inc. (a)	111,346
1,505	Riverbed Technology, Inc. (a)	30,040
		141,386
Consumer Discretionary - 11.6%
2,140	BJ's Restaurants, Inc. (a)	94,395
2,655	Buffalo Wild Wings, Inc. (a)	158,769
5,690	CROCS, Inc. (a)	134,682
1,200	Genesco, Inc. (a)	61,836
770	MWI Veterinary Supply, Inc. (a)	52,992
7,260	Select Comfort Corp. (a)	101,422
3,172	Shutterfly, Inc. (a)	130,623
1,780	SodaStream International, Ltd. (a)	58,829
3,435	Teavana Holdings, Inc. (a)	69,868
1,905	True Religion Apparel, Inc. (a)	51,359
1,010	Under Armour, Inc., Class A (a)	67,074
4,307	Vera Bradley, Inc. (a)	155,267
3,305	Zagg, Inc. (a)	32,786
		1,169,902

Consumer Retail - 3.8%
3,285	Francesca's Holdings Corp. (a)	69,675
13,000	The Wet Seal, Inc., Class A (a)	58,240
6,925	ValueClick, Inc. (a)	107,753
3,935	Vitamin Shoppe, Inc. (a)	147,326
		382,994
Consumer Services - 2.6%
2,120	Ancestry.com, Inc. (a)	49,820
4,415	GNC Holdings, Inc. (a)	88,830
810	HomeAway, Inc. (a)	27,232
13,015	HOT Topic, Inc.	99,304
		265,186
Consumer Staples - 0.5%
1,505	Caribou Coffee Co., Inc. (a)	17,789
2,750	Chefs' Warehouse Holdings, Inc. (a)	32,340
		50,129
Energy - 3.5%
2,215	C&J Energy Services, Inc. (a)	36,415
3,875	Carrizo Oil & Gas, Inc. (a)	83,506
3,135	Key Energy Services, Inc. (a)	29,751
20,335	Kodiak Oil & Gas Corp. (a)	105,945
2,825	Rosetta Resources, Inc. (a)	96,672
		352,289
Energy Services - 0.3%
1,410	Complete Production Services, Inc. (a)	26,579

Financial Services - 4.9%
10,075	Cardtronics, Inc. (a)	230,919
4,690	DFC Global Corp. (a)	102,476
3,745	First Cash Financial Services, Inc. (a)	157,103
		490,498
Health-Care - 19.8%
28,530	Akorn, Inc. (a)	222,819
2,605	athenahealth, Inc. (a)	155,128
6,640	Cepheid, Inc. (a)	257,831
3,075	Computer Programs and Systems, Inc.	203,411
6,302	Endologix, Inc. (a)	63,272
2,750	Insulet Corp. (a)	41,965
7,790	MAKO Surgical Corp. (a)	266,574
12,905	Merge Healthcare, Inc. (a)	78,591
6,150	NxStage Medical, Inc. (a)	128,289
4,520	Omnicell, Inc. (a)	62,286
3,710	Thoratec Corp. (a)	121,094
3,550	Tornier NV (a)	72,740
8,975	Volcano Corp. (a)	265,929
1,536	Zoll Medical Corp. (a)	57,969
		1,997,898

Health-Care Services - 1.3%
5,325	HMS Holdings Corp(a)	129,877

Industrials - 9.3%
10,800	Amerigon, Inc. (a)	137,484
3,785	Chart Industries, Inc. (a)	159,614
2,461	Haynes International, Inc.	106,930
4,315	Polypore International, Inc. (a)	243,884
2,340	Robbins & Myers, Inc.	81,221
1,420	Titan Machinery, Inc. (a)	25,418
6,305	Westport Innovations, Inc. (a)	182,404
		936,955
Retail - 2.1%
2,485	DSW, Inc., Class A	114,757
3,395	Elizabeth Arden, Inc. (a)	96,554
		211,311
Software - 5.0%
16,415	Aspen Technology, Inc. (a)	250,493
6,810	BroadSoft, Inc. (a)	206,683
1,385	Pegasystems, Inc.	42,395
		499,571
Technology - 10.8%
1,675	Acme Packet, Inc. (a)	71,338
4,660	CommVault Systems, Inc. (a)	172,700
4,965	Digi International, Inc. (a)	54,615
4,170	Finisar Corp. (a)	73,142
2,725	Fortinet, Inc. (a)	45,780
2,195	Fusion-io, Inc. (a)	41,705
6,420	KIT Digital, Inc. (a)	53,928
3,060	Maxwell Technologies, Inc. (a)	56,334
6,265	Mellanox Technologies, Ltd. (a)	195,593
15,390	RF Micro Devices, Inc. (a)	97,573
5,175	RightNow Technologies, Inc. (a)	171,034
1,080	Universal Display Corp. (a)	51,775
		1,085,517

Total Common Stock (Cost $10,180,233)	9,731,806
Total Investments - 96.7% (Cost $10,180,233)*	$9,731,806
Other Assets & Liabilities, Net – 3.3%	334,337
Net Assets – 100.0%	$10,066,143

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$554,813
Gross Unrealized Depreciation	(1,003,240)
Net Unrealized Depreciation	$(448,427)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$9,731,806
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$9,731,806

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LOU HOLLAND GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.8%
Consumer Discretionary - 12.4%
11,600	Advance Auto Parts, Inc.	$673,960
7,200	Amazon.com, Inc. (a)	1,556,856
9,350	Costco Wholesale Corp.	767,822
16,750	NIKE, Inc., Class B	1,432,293
13,050	The Walt Disney Co.	393,588
34,050	Yum! Brands, Inc.	1,681,729
		6,506,248
Consumer Staples - 6.9%
11,300	H.J. Heinz Co.	570,424
9,200	Hansen Natural Corp. (a)	803,068
12,800	Mead Johnson Nutrition Co.	881,024
14,250	PepsiCo, Inc.	882,075
7,700	The Procter & Gamble Co.	486,486
		3,623,077
Energy - 16.6%
26,759	Exxon Mobil Corp.	1,943,506
34,750	Halliburton Co.	1,060,570
13,950	Noble Corp. (a)	409,433
18,600	Occidental Petroleum Corp.	1,329,900
19,300	QEP Resources, Inc.	522,451
40,750	Range Resources Corp.	2,382,245
30,400	Southwestern Energy Co. (a)	1,013,232
		8,661,337
Financial Services - 7.9%
19,490	Berkshire Hathaway, Inc., Class B (a)	1,384,570
3,700	BlackRock, Inc.	547,637
12,400	Greenhill & Co., Inc.	354,516
42,000	TD Ameritrade Holding Corp.	617,610
14,300	Visa, Inc., Class A	1,225,796
		4,130,129
Health Care - 7.8%
44,400	Covidien PLC	1,958,040
22,800	Hospira, Inc. (a)	843,600
16,300	Laboratory Corp. of America Holdings (a)	1,288,515
		4,090,155
Materials & Processing - 2.1%
11,800	Praxair, Inc.	1,103,064
Producer Durables - 12.5%
9,250	Automatic Data Processing, Inc.	436,138
11,850	Expeditors International of Washington, Inc.	480,517
22,200	Honeywell International, Inc.	974,802
11,900	IHS, Inc., Class A (a)	890,239
7,250	MSC Industrial Direct Co.	409,335
10,100	Roper Industries, Inc.	695,991
9,450	United Parcel Service, Inc., Class B	596,767
9,350	United Technologies Corp.	657,866
18,100	Waters Corp. (a)	1,366,369
		6,508,024
Technology - 29.6%
42,750	Adobe Systems, Inc. (a)	1,033,267
20,800	American Tower Corp., Class A (a)	1,119,040
6,600	Apple, Inc. (a)	2,515,788
104,350	Cisco Systems, Inc.	1,616,381
41,700	Citrix Systems, Inc. (a)	2,273,901
2,650	Google, Inc., Class A (a)	1,363,107
26,450	Intel Corp.	564,179
9,500	International Business Machines Corp.	1,662,785
15,950	MICROS Systems, Inc. (a)	700,365
29,050	Microsoft Corp.	723,054
39,700	QUALCOMM, Inc.	1,930,611
		15,502,478

Total Common Stock (Cost $40,577,429)	50,124,512

Total Investments - 95.8% (Cost $40,577,429)*	$50,124,512

Other Assets & Liabilities, Net – 4.2%	2,212,999
Net Assets – 100.0%	$52,337,511

PLC	Public Limited Company
(a)	Non-income producing security.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$12,151,054
Gross Unrealized Depreciation	(2,603,971)
Net Unrealized Appreciation	$9,547,083

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$50,124,512
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$50,124,512

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 98.6%
Australia - 1.4%
30,900	BHP Billiton, Ltd., ADR	$2,052,996

Belgium - 1.4%
20,044	KBC Groep NV	469,944
15,936	Solvay SA, Class A	1,515,868
		1,985,812
Canada - 1.3%
88,837	Methanex Corp.	1,850,665

Finland - 3.0%
46,488	Kone Oyj, Class B	2,229,706
38,520	Konecranes Oyj	783,913
95,793	YIT Oyj	1,454,077
		4,467,696
France - 3.9%
19,265	Christian Dior SA	2,182,259
106,100	Etablissements Maurel et Prom	1,749,835
22,254	Imerys SA	1,125,956
62,939	Transgene SA (a)	694,818
		5,752,868
Germany - 7.7%
26,900	BASF SE	1,660,870
168,900	Deutsche Telekom AG	1,998,312
48,400	Hannover Rueckversicherung AG	2,207,286
15,900	Muenchener Rueckversicherungs AG, Class R	1,992,804
77,500	Symrise AG	1,811,844
35,550	Wincor Nixdorf AG	1,609,830
		11,280,946
Hong Kong - 0.7%
1,608,000	Guangdong Investment, Ltd.	1,005,594

India - 1.5%
16,500	Infosys, Ltd., ADR	842,655
16,400	State Bank of India, GDR	1,385,800
		2,228,455
Ireland - 4.1%
103,017	CRH PLC	1,626,530
3,365,976	Greencore Group PLC	2,922,199
239,393	Smurfit Kappa Group PLC (a)	1,443,270
		5,991,999
Israel - 1.3%
49,300	Teva Pharmaceutical Industries, Ltd., ADR	1,834,946

Italy - 1.5%
206,850	Trevi Finanziaria Industriale SpA	2,132,494

Japan - 12.2%
121,400	Asahi Group Holdings, Ltd.	2,595,470
347,320	Iino Kaiun Kaisha, Ltd.	1,855,255
295	KDDI Corp.	2,050,045
59,616	MEIJI Holdings Co., Ltd.	2,848,243
602,000	Nichirei Corp.	2,801,997
618,000	Nippon Yusen K	1,690,626
1,189,000	Showa Denko KK	2,373,992
99,600	The Kansai Electric Power Co., Inc.	1,740,708
		17,956,336
Norway - 1.4%
160,227	Camillo Eitzen & Co. ASA (a)	26,476
198,296	DnB NOR ASA	2,006,573
		2,033,049
Republic Of South Korea - 2.7%
3,427	Samsung Electronics Co., Ltd.	2,443,597
12,468	SK Telecom Co., Ltd.	1,582,247
		4,025,844
South Africa - 2.5%
1,528,605	Metorex, Ltd. (a)	1,510,715
50,270	Sasol, Ltd.	2,084,513
		3,595,228
Sweden - 4.2%
305,200	Duni AB, Class A	2,301,894
107,502	Investor AB, Class B	1,909,900
78,200	Svenska Handelsbanken AB, Class A	2,007,043
		6,218,837
Switzerland - 1.6%
42,300	Novartis AG	2,370,741

Thailand - 1.0%
921,550	Thai Oil PCL	1,504,541

United Kingdom - 6.9%
1,409,202	Barratt Developments PLC (a)	1,723,947
225,570	BBA Aviation PLC	589,188
243,588	Bellway PLC	2,362,675
1,436,273	Lloyds Banking Group PLC (a)	780,880
343,365	Persimmon PLC	2,438,946
4,178,040	Taylor Wimpey PLC (a)	2,280,333
		10,175,969
United States - 38.3%
61,600	Allete, Inc.	2,256,408
262,650	Ameris Bancorp (a)	2,287,681
58,509	AMETEK, Inc.	1,929,042
152,404	Astoria Financial Corp.	1,171,987
234,153	Brooks Automation, Inc.	1,908,347
98,100	Carter's, Inc. (a)	2,995,974
169,774	Colony Bankcorp, Inc. (a)	446,506
60,100	Forest Laboratories, Inc. (a)	1,850,479
308,214	Frontier Communications Corp.	1,883,188
33,317	General Dynamics Corp.	1,895,404
49,800	H.J. Heinz Co.	2,513,904
63,238	Hewlett-Packard Co.	1,419,693
90,924	Independent Bank Corp.	1,976,688
112,063	International Bancshares Corp.	1,473,628
193,065	Mac-Gray Corp.	2,492,469
49,582	Marathon Oil Corp.	1,069,980
24,791	Marathon Petroleum Corp.	670,844
36,344	NextEra Energy, Inc.	1,963,303
52,400	Peoples Bancorp, Inc.	576,400
29,049	Praxair, Inc.	2,715,501
42,933	Quest Diagnostics, Inc.	2,119,173
90,257	Questcor Pharmaceuticals, Inc. (a)	2,460,406
177,097	Southwest Bancorp, Inc. (a)	747,349
40,000	The Chubb Corp.	2,399,600
36,000	The J.M. Smucker Co.	2,624,040
50,684	UnitedHealth Group, Inc.	2,337,546
129,700	Univest Corp. of Pennsylvania	1,728,901
57,551	Verizon Communications, Inc.	2,117,877
119,838	Webster Financial Corp.	1,833,521
36,600	WellPoint, Inc.	2,389,248
		56,255,087

Total Common Stock (Cost $187,178,109)	144,720,103

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%

$31,265	Middlesex Federal Savings Bank	2.00%	11/26/11	$31,265
31,523	Stoneham Savings Bank	1.50	11/24/11	31,523
Total Certificates of Deposit (Cost $62,788)	62,788

Total Short-Term Investments (Cost $62,788)	62,788

Total Investments - 98.6% (Cost $187,240,897)*	$144,782,891
Other Assets & Liabilities, Net – 1.4%	2,002,404
Net Assets – 100.0%	$146,785,295

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non-income producing security.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation on investments consists of:

Gross Unrealized Appreciation	$16,622,970
Gross Unrealized Depreciation	(59,080,976)
Net Unrealized Depreciation	$(42,458,006)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$2,052,996	$-	$-	$2,052,996
Belgium	1,985,812	-	-	1,985,812
Canada	1,850,665	-	-	1,850,665
Finland	4,467,696	-	-	4,467,696
France	5,752,868	-	-	5,752,868
Germany	11,280,946	-	-	11,280,946
Hong Kong	1,005,594	-	-	1,005,594
India	2,228,455	-	-	2,228,455
Ireland	5,991,999	-	-	5,991,999
Israel	1,834,946	-	-	1,834,946
Italy	2,132,494	-	-	2,132,494
Japan	17,956,336	-	-	17,956,336
Norway	2,033,049	-	-	2,033,049
Republic Of South Korea	4,025,844	-	-	4,025,844
South Africa	3,595,228	-	-	3,595,228
Sweden	6,218,837	-	-	6,218,837
Switzerland	2,370,741	-	-	2,370,741
Thailand	-	1,504,541	-	1,504,541
United Kingdom	10,175,969	-	-	10,175,969
United States	56,255,087	-	-	56,255,087
Certificates of Deposit	-	62,788	-	62,788
Total Investments At Value	$143,215,562	$1,567,329	$-	$144,782,891

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 95.2%
Basic Materials - 2.1%
22,520	FMC Corp.	$1,557,483

Consumer Discretionary - 5.6%
139,200	Comcast Corp., Class A	2,909,280
80,330	Imax Corp. (a)	1,163,178
		4,072,458
Consumer Staples - 3.4%
73,360	CVS Caremark Corp.	2,463,429

Energy - 14.9%
31,990	Apache Corp.	2,566,878
47,395	Devon Energy Corp.	2,627,579
50,075	Kinder Morgan Management, LLC (a)	2,938,902
111,790	The Williams Cos., Inc.	2,720,968
		10,854,327
Financials - 15.0%
68,110	ACE, Ltd.	4,127,466
65,305	AON Corp.	2,741,504
61,490	CIT Group, Inc. (a)	1,867,451
68,020	State Street Corp.	2,187,523
		10,923,944
Health Care Equipment and Services - 10.8%
56,075	Baxter International, Inc.	3,148,051
133,140	Hologic, Inc. (a)	2,025,059
75,125	St. Jude Medical, Inc.	2,718,774
		7,891,884
Industrials - 4.9%
40,200	Cooper Industries PLC	1,854,024
25,840	FedEx Corp.	1,748,851
		3,602,875
Pharmaceuticals, Biotechnology and Life Sciences - 11.6%
126,845	Caliper Life Sciences, Inc. (a)	1,328,067
89,170	Life Technologies Corp. (a)	3,426,803
74,160	Thermo Fisher Scientific, Inc. (a)	3,755,463
		8,510,333
Software & Services - 24.0%
145,580	Broadridge Financial Solutions, Inc.	2,931,981
61,355	Check Point Software Technologies, Ltd. (a)	3,237,090
6,041	Google, Inc., Class A (a)	3,107,370
120,945	Microsoft Corp.	3,010,321
107,830	Oracle Corp.	3,099,034
138,941	The Western Union Co.	2,124,408
		17,510,204
Technology Hardware & Equipment - 2.9%
126,590	DG FastChannel, Inc. (a)	2,145,700

Total Common Stock (Cost $69,091,536)	69,532,637

Money Market Funds - 4.7%
$3,473,953	Fidelity Institutional Cash Money Market Fund, 0.12% (b)	3,473,953

Total Money Market Funds (Cost $3,473,953)	3,473,953

Total Investments - 99.9% (Cost $72,565,489)*	$73,006,590

Other Assets & Liabilities, Net – 0.1%	64,804
Net Assets – 100.0%	$73,071,394

LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2011.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,801,658
Gross Unrealized Depreciation	(6,360,557)
Net Unrealized Appreciation	$441,101

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Level 1	Level 2	Level 3	Total

Common Stock
Basic Materials	$1,557,483	$-	$-	$1,557,483
Consumer Discretionary	4,072,458	-	-	4,072,458
Consumer Staples	2,463,429	-	-	2,463,429
Energy	10,854,327	-	-	10,854,327
Financials	10,923,944	-	-	10,923,944
Health Care Equipment and Services	7,891,884	-	-	7,891,884
Industrials	3,602,875	-	-	3,602,875
Pharmaceuticals, Biotechnology and Life Sciences	8,510,333	-	-	8,510,333
Software & Services	17,510,204	-	-	17,510,204
Technology Hardware & Equipment	2,145,700	-	-	2,145,700
Money Market Funds	-	3,473,953	-	3,473,953
Total	$69,532,637	$3,473,953	$-	$73,006,590

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:        November 04, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:        November 04, 2011

By:           /s/Karen Shaw
Karen Shaw, Principal Financial Officer

Date:       November 04, 2011